Inventories (Tables)	6 Months Ended
Jun. 30, 2026
Inventories [Abstract]
Schedule of Inventories

Inventories consist of the following:

	June 30, 2026	December 31, 2025
Medicines, consumables and reagents for clinical and laboratory analyses	$93,302	$77,296
Supplements	258,064	258,064
	$351,366	$335,360